Impairment of non-financial assets (Details 4) - Refining and Petrochemical segment [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ (984,704)	$ 1,067,965	$ (773,361)
Refineria de Cartagena [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(770,297)	1,434,298	(465,852)
Refineria de Cartagena [Member] | Carrying amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	23,411,058	20,578,412	21,672,367
Refineria de Cartagena [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	22,640,761	22,012,710	21,206,515
Refineria de Barrancabermeja (projects) [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		(273,987)
Refineria de Barrancabermeja (projects) [Member] | Carrying amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		1,172,773
Refineria de Barrancabermeja (projects) [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		898,786
Bioenergy [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(213,461)	(92,346)	(307,509)
Bioenergy [Member] | Carrying amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	774,343	757,741	925,955
Bioenergy [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	560,882	$ 665,395	$ 618,446
Other [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(946)
Other [Member] | Carrying amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	946
Other [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 0